Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Strategic Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,255	$ 12,020	$ 11,866	$ 13,160	$ 12,343	$ 11,826	$ 11,092	$ 11,007	$ 10,545	$ 9,943	$ 10,000
Columbia Strategic Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 14,069	12,683	12,447	13,730	12,800	12,175	11,371	11,214	10,683	10,010	10,000
Columbia Strategic Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 14,019	12,644	12,415	13,696	12,773	12,158	11,363	11,212	10,670	10,004	10,000
Columbia Strategic Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,929	12,566	12,344	13,624	12,720	12,112	11,325	11,161	10,647	9,975	10,000
Columbia Strategic Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,602	11,484	11,392	12,702	11,982	11,514	10,866	10,836	10,430	9,880	10,000
Columbia Strategic Income Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,939	12,574	12,351	13,634	12,722	12,114	11,325	11,180	10,647	9,992	10,000
Columbia Strategic Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,949	11,715	11,535	12,765	11,948	11,396	10,675	10,567	10,096	9,492	9,524
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Account Value	$ 15,601	13,884	12,968	14,469	13,140	12,677	11,890	11,519	10,589	9,696	10,000
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Account Value	$ 8,399	7,964	7,965	10,709	10,805	10,354	9,646	9,831	9,907	8,826	10,000
JPMorgan Emerging Markets Bond Index - Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Account Value	$ 13,044	$ 11,576	$ 11,029	$ 13,586	$ 13,038	$ 12,559	$ 11,103	$ 11,643	$ 11,140	$ 9,702	$ 10,000